Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 100	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets available for benefits per the financial statements	$ 1,725,935
Change in accrued investment fees	228
Change in employer contributions receivable	(23,677)
Change in dividend receivable	(61,840)
Net income per Form 5500	$ 1,640,646